Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant unobservable inputs (Level 3) to determine fair value
Unrealized gain (loss) on other investments	$ 316	$ (1,300)
Unrealized gain (loss) on derivatives	(9)	154
Unrealized gain (loss) on future policy benefits and claims	2	6
Fair value of fixed maturity securities that were determined using non binding broker quotes	37,591	35,439
Fixed Maturity Securities Held At Fair Value [Member]
Significant unobservable inputs (Level 3) to determine fair value
Fair value of fixed maturity securities that were determined using non binding broker quotes	$ 1,100	$ 1,100